Net Loss Per Share - Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	6,370,347	1,492,731	2,601,688	811,242
Investor E (January 2024) warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total			650,446
July 2024 Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	1,014,219		1,014,219
Placement Agent warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total			21,682
Public Stockholders̕ warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	422,000	422,000	422,000	414,000
Private Placement Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	229,520	229,520	229,520	229,520
PIPE Investor warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	20,000	20,000	20,000	28,000
Legacy warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total	1,957	1,957	1,957	2,789
Convertible Note warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total				106,493
Options to purchase common stock [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total			21,617	20,178
Unvested restricted stock units [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Total			220,247	10,261